Treasury Shares - Additional Information (Detail) - $ / shares		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statements [Line Items]
Par value per share		$ 0.00001
Treasury shares [member]
Statements [Line Items]
Exercise of share-based payment, Shares	[1]	1,450	880,276	325,202
Par value per share		$ 0.00001	$ 0.00001	$ 0.00001

[1]	For the years ended December 31, 2022, 2023 and 2024, the number of treasury shares of 3,223,040, 325,202 and 880,276 had been used for the exercise of share-based payment with a par value of USD0.00001 per share, respectively.